Acquisition of Businesses - Summary of Cash Flows Relating to Acquisitions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of consideration transferred business combinations [line items]
Net cash outflow arising on acquisitions	$ 38
Regent [member]
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition	13
UK Portfolio [member]
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition	9
Contingent consideration paid	4
Settlement of stamp duty liability	14
Less: cash and cash equivalents acquired	(2)
Net cash outflow arising on acquisitions	$ 25